SUPPLEMENT DATED SEPTEMBER 1, 2010 TO

STATEMENT OF ADDITIONAL INFORMATION

TCW FUNDS, INC.

FEBRUARY 8, 2010

(As Amended May 1, 2010 and July 1, 2010)

The TCW Balanced Fund is not available for investment.

The section titled “General Information” at page A-3 is amended to delete the third paragraph of that section and substitute the following:

The TCW Concentrated Value, TCW Dividend Focused, TCW Growth Equities, TCW Large Cap Growth, TCW Relative Value Large Cap, TCW Relative Value Small Cap, TCW Value Opportunities, TCW Money Market, TCW Core Fixed Income, TCW High Yield Bond, TCW Short Term Bond and TCW Total Return Bond Funds are each classified as a diversified fund under the Investment Company Act of 1940 (“1940 Act”). The other TCW Funds are classified as non-diversified funds under the 1940 Act.

The section titled “Directors and Officers” at page A-29 is amended as follows:

A Board of eleven directors is responsible for overseeing the Funds’ affairs.

Janet E. Kerr and Peter McMillan are added as Independent Directors.

		Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During the Past Five Years
Janet E. Kerr (55) Nominee	Ms. Kerr has served as a director of TCW Funds, Inc. since August 2010	Professor of Law and Executive Director Geoffrey H. Palmer Center for Entrepreneurship and the Law. Pepperdine University School of Law.	La-Z-Boy Furniture Incorporated (residential furniture producer), CKE Restaurants, Inc. (casual dining restaurants) and TCW Strategic Income Fund, Inc. (closed-end fund)

Peter McMillan (52) Nominee	Mr. McMillan has served as a director of TCW Funds, Inc. since August 2010.	Co-founder and Managing Partner, Willowbrook Capital Group, LLC (investment advisory firm) and Co-founder and Executive Vice President of KBS Capital Advisors (a manager of real estate investment trusts).	KBS Real Estate Investment Trust I and KBS Real Estate Investment Trust II (real estate investments), Steinway Musical Instruments, Inc. (musical instruments manufacturing), Metropolitan West Funds (mutual funds) and TCW Strategic Income Fund, Inc. (closed-end fund)